JPMorgan Diversified Return International Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 11.3%
AGL Energy Ltd.	172,488	1,226,957
Ampol Ltd.	52,899	949,215
Ansell Ltd.	39,924	868,029
ANZ Group Holdings Ltd.	18,470	348,780
APA Group	52,971	223,391
Aurizon Holdings Ltd.	90,766	183,694
BHP Group Ltd.	38,523	946,113
BlueScope Steel Ltd.	37,886	494,726
CAR Group Ltd.	32,182	801,957
Charter Hall Group, REIT	26,994	259,548
Cochlear Ltd.	5,568	1,095,903
Coles Group Ltd.	102,463	1,235,086
Dexus, REIT	173,636	774,469
EBOS Group Ltd.	6,871	155,051
Endeavour Group Ltd. (a)	191,495	499,513
Fortescue Ltd.	88,618	1,037,839
Glencore plc	233,115	1,007,162
Goodman Group, REIT	53,291	1,188,398
GPT Group (The), REIT	318,481	904,119
Harvey Norman Holdings Ltd. (a)	195,343	625,224
Iluka Resources Ltd.	17,193	46,445
Incitec Pivot Ltd.	264,836	489,215
JB Hi-Fi Ltd.	20,535	1,281,207
Lottery Corp. Ltd. (The)	183,503	570,480
Metcash Ltd.	249,478	487,397
New Hope Corp. Ltd.	166,276	495,732
Northern Star Resources Ltd.	79,455	840,930
Orica Ltd.	14,344	155,489
Origin Energy Ltd.	183,195	1,181,494
Pro Medicus Ltd.	3,460	592,130
Ramsay Health Care Ltd.	8,591	178,466
REA Group Ltd.	4,756	729,467
Rio Tinto Ltd.	13,516	973,435
Rio Tinto plc	19,785	1,191,491
Santos Ltd.	214,076	926,940
SGH Ltd.	10,839	319,785
Sonic Healthcare Ltd.	43,523	764,601
South32 Ltd.	287,415	590,164
Stockland, REIT	377,795	1,196,856
Tabcorp Holdings Ltd.	187,051	78,108
Telstra Group Ltd.	449,904	1,098,392
Treasury Wine Estates Ltd.	31,532	209,183
Vicinity Ltd., REIT	681,972	924,258
Wesfarmers Ltd.	26,321	1,239,835
Whitehaven Coal Ltd.	287,242	1,079,386
WiseTech Global Ltd.	14,076	1,065,592

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Woodside Energy Group Ltd.	53,857	820,823
Yancoal Australia Ltd. (a)	219,744	875,946
		35,228,421
Austria — 0.4%
Mondi plc	35,424	551,400
OMV AG	17,936	738,594
		1,289,994
Belgium — 0.3%
Anheuser-Busch InBev SA	3,972	195,726
D'ieteren Group	1,191	199,775
Syensqo SA	5,127	403,975
		799,476
Brazil — 0.1%
Yara International ASA (a)	6,072	181,859
Burkina Faso — 0.2%
Endeavour Mining plc	27,210	553,570
Chile — 0.4%
Antofagasta plc	51,902	1,100,552
China — 1.1%
AAC Technologies Holdings, Inc.	89,000	463,728
Budweiser Brewing Co. APAC Ltd. (b)	595,406	545,105
Lenovo Group Ltd.	920,000	1,109,565
SITC International Holdings Co. Ltd.	84,917	201,948
Wilmar International Ltd.	358,400	819,325
Xinyi Glass Holdings Ltd.	143,000	132,358
		3,272,029
Denmark — 0.5%
Carlsberg A/S, Class B	8,711	912,400
Novo Nordisk A/S, Class B	8,835	745,892
		1,658,292
Finland — 0.8%
Elisa OYJ	9,018	388,618
Kesko OYJ, Class B	29,536	566,543
Orion OYJ, Class B	8,655	469,945
UPM-Kymmene OYJ	33,039	974,316
Wartsila OYJ Abp	9,156	172,959
		2,572,381
France — 5.2%
Air Liquide SA	2,112	368,928
Arkema SA	8,320	663,102
Canal+ SA *	109,935	250,467
Capgemini SE	4,740	861,336
Carrefour SA	63,564	905,621
Cie Generale des Etablissements Michelin SCA	17,405	605,294

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Covivio SA, REIT	7,323	389,168
Credit Agricole SA	53,143	800,035
Danone SA	17,669	1,237,624
Eiffage SA	10,113	903,464
Engie SA	57,538	949,831
EssilorLuxottica SA	3,831	1,051,452
Gecina SA, REIT	7,833	764,701
Klepierre SA, REIT	39,503	1,176,056
Orange SA	88,659	953,484
Publicis Groupe SA	11,281	1,199,756
TotalEnergies SE	18,280	1,058,999
Unibail-Rodamco-Westfield, REIT	10,024	839,275
Vinci SA	8,480	917,645
Vivendi SE	109,936	310,733
		16,206,971
Germany — 2.6%
Beiersdorf AG (a)	2,525	337,779
Brenntag SE	7,753	487,818
Covestro AG *	4,945	304,206
Deutsche Telekom AG (Registered)	38,486	1,291,165
E.ON SE	12,430	147,231
Evonik Industries AG	40,967	769,273
Fresenius Medical Care AG	15,923	790,972
Heidelberg Materials AG	8,186	1,151,902
Mercedes-Benz Group AG	15,011	913,271
Merck KGaA	3,254	491,200
SAP SE	4,866	1,340,944
Scout24 SE (b)	1,800	175,035
		8,200,796
Hong Kong — 3.1%
ASMPT Ltd.	43,300	399,845
CK Infrastructure Holdings Ltd.	172,000	1,171,292
CLP Holdings Ltd.	139,000	1,155,727
Henderson Land Development Co. Ltd.	101,000	280,121
Hong Kong & China Gas Co. Ltd.	1,056,393	811,088
Hutchison Port Holdings Trust	964,600	153,371
Orient Overseas International Ltd.	55,500	742,992
PCCW Ltd.	1,232,000	716,252
Power Assets Holdings Ltd.	184,000	1,190,419
Sun Hung Kai Properties Ltd.	41,000	366,513
Swire Pacific Ltd., Class A	87,500	759,911
United Energy Group Ltd.	4,946,000	236,129
WH Group Ltd. (b)	1,498,243	1,168,771
Yue Yuen Industrial Holdings Ltd.	165,500	352,708
		9,505,139

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — 0.1%
First Pacific Co. Ltd.	324,000	179,385
Italy — 2.9%
A2A SpA	440,167	1,039,515
Banca Mediolanum SpA	22,711	304,915
BPER Banca SpA	32,195	219,319
Coca-Cola HBC AG	34,450	1,195,910
Enel SpA	71,166	505,826
Eni SpA	62,444	879,114
Generali	18,726	592,931
Italgas SpA	137,576	821,882
Pirelli & C SpA (b)	34,998	210,603
Poste Italiane SpA (b)	58,952	894,632
Recordati Industria Chimica e Farmaceutica SpA	14,710	893,841
Terna - Rete Elettrica Nazionale	3,670	30,273
UniCredit SpA	29,609	1,359,742
		8,948,503
Japan — 26.9%
Activia Properties, Inc., REIT	164	356,848
Aeon Mall Co. Ltd.	34,200	431,666
AEON REIT Investment Corp., REIT	319	257,628
Alfresa Holdings Corp.	36,300	496,909
Asahi Group Holdings Ltd.	63,700	689,956
Asahi Kasei Corp.	33,100	224,803
BIPROGY, Inc.	7,700	237,920
Brother Industries Ltd.	14,200	250,203
Canon Marketing Japan, Inc.	20,100	660,114
Canon, Inc.	36,900	1,189,248
Capcom Co. Ltd.	27,300	623,319
Chubu Electric Power Co., Inc.	24,100	251,071
Chugai Pharmaceutical Co. Ltd.	27,200	1,172,729
Coca-Cola Bottlers Japan Holdings, Inc.	11,000	171,152
COMSYS Holdings Corp.	29,800	619,220
Cosmo Energy Holdings Co. Ltd.	16,200	699,474
Daiichi Sankyo Co. Ltd.	19,900	554,820
Daito Trust Construction Co. Ltd.	10,700	1,146,533
Daiwa Securities Group, Inc.	124,200	899,103
Dexerials Corp.	15,000	195,471
Dowa Holdings Co. Ltd.	8,700	259,091
Electric Power Development Co. Ltd. (a)	71,200	1,123,238
ENEOS Holdings, Inc.	229,600	1,154,272
Fuji Media Holdings, Inc.	5,700	80,398
FUJIFILM Holdings Corp.	45,800	1,009,024
Hachijuni Bank Ltd. (The)	32,600	213,353
Hikari Tsushin, Inc.	4,400	1,005,085
Hoya Corp.	1,300	174,572
Hulic Co. Ltd.	87,300	769,422
Idemitsu Kosan Co. Ltd.	109,485	730,721

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Inpex Corp.	76,700	915,342
Invincible Investment Corp., REIT	1,158	504,949
ITOCHU Corp.	23,700	1,091,245
Iwatani Corp.	29,400	321,943
Japan Metropolitan Fund Invest, REIT	912	555,194
Japan Post Holdings Co. Ltd.	69,100	721,681
Japan Post Insurance Co. Ltd.	29,100	567,090
Japan Real Estate Investment Corp., REIT	353	248,697
Japan Tobacco, Inc.	42,300	1,077,628
JFE Holdings, Inc.	5,100	58,979
Kajima Corp.	12,700	225,820
Kansai Electric Power Co., Inc. (The)	75,900	837,388
Kao Corp.	26,300	1,042,857
Kawasaki Kisen Kaisha Ltd. (a)	86,600	1,095,899
KDDI Corp.	37,700	1,256,013
Kinden Corp.	14,700	300,704
Kirin Holdings Co. Ltd.	31,500	398,597
Kobe Steel Ltd.	104,400	1,111,593
K's Holdings Corp. (a)	48,400	444,731
Kuraray Co. Ltd.	60,300	882,797
Kyowa Kirin Co. Ltd.	37,100	552,853
Kyushu Electric Power Co., Inc.	129,600	1,123,037
Mani, Inc.	4,700	43,725
Marubeni Corp.	68,400	1,016,942
MatsukiyoCocokara & Co.	52,700	780,020
Mebuki Financial Group, Inc.	65,200	288,283
Medipal Holdings Corp.	36,700	551,774
MEIJI Holdings Co. Ltd.	44,600	898,068
Mitsubishi Chemical Group Corp.	62,400	318,718
Mitsubishi Corp.	49,100	783,107
Mitsubishi Gas Chemical Co., Inc.	18,000	314,568
Mitsubishi HC Capital, Inc.	127,500	847,886
Mitsubishi UFJ Financial Group, Inc.	96,300	1,217,848
Mitsui & Co. Ltd.	53,600	1,060,851
Mitsui Fudosan Co. Ltd.	120,500	1,087,608
Mitsui Mining & Smelting Co. Ltd.	30,100	887,434
Morinaga Milk Industry Co. Ltd.	10,300	192,686
MS&AD Insurance Group Holdings, Inc.	40,900	848,017
NEC Corp.	6,200	614,909
NET One Systems Co. Ltd.	1,900	54,782
NH Foods Ltd.	11,000	359,033
Nichirei Corp.	9,100	231,210
Nintendo Co. Ltd.	20,300	1,331,775
Nippon Building Fund, Inc., REIT	312	248,441
Nippon Shokubai Co. Ltd.	28,900	350,582
Nippon Steel Corp. (a)	51,700	1,073,239
Nippon Telegraph & Telephone Corp.	885,300	871,534
Nippon Yusen KK	27,600	866,186

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Nisshin Seifun Group, Inc.	5,000	56,228
Niterra Co. Ltd.	40,300	1,329,186
Nitto Denko Corp.	76,400	1,355,274
NOF Corp.	900	11,974
Nomura Real Estate Holdings, Inc. (a)	42,700	1,134,908
Nomura Real Estate Master Fund, Inc., REIT	123	118,462
Obayashi Corp.	14,400	193,394
Ono Pharmaceutical Co. Ltd.	74,700	777,132
Open House Group Co. Ltd.	8,400	274,793
ORIX Corp.	6,200	130,962
Osaka Gas Co. Ltd.	51,300	1,008,595
Otsuka Holdings Co. Ltd.	21,100	1,101,783
PeptiDream, Inc. *	14,100	193,521
Rohto Pharmaceutical Co. Ltd.	7,300	123,755
Sankyo Co. Ltd.	65,900	883,646
Santen Pharmaceutical Co. Ltd.	87,800	883,516
Sanwa Holdings Corp.	19,000	594,662
Sapporo Holdings Ltd.	3,000	139,166
Sawai Group Holdings Co. Ltd.	37,700	486,938
SCREEN Holdings Co. Ltd.	10,000	696,824
SCSK Corp.	28,000	619,950
Seiko Epson Corp.	50,500	912,600
Sekisui Chemical Co. Ltd.	19,900	329,794
Sekisui House Ltd. (a)	27,600	634,330
Sekisui House REIT, Inc., REIT	770	393,633
Shimamura Co. Ltd.	6,200	352,786
Shionogi & Co. Ltd.	82,000	1,205,737
Ship Healthcare Holdings, Inc.	9,000	122,833
Skylark Holdings Co. Ltd.	21,900	346,492
SoftBank Corp.	870,800	1,120,078
SoftBank Group Corp.	15,900	971,994
Sojitz Corp.	30,220	621,159
Subaru Corp.	12,800	222,968
Sugi Holdings Co. Ltd.	21,900	380,850
Sumitomo Mitsui Financial Group, Inc.	49,500	1,219,834
Suntory Beverage & Food Ltd.	19,900	618,140
Suzuken Co. Ltd.	13,100	408,895
Takeda Pharmaceutical Co. Ltd.	6,600	177,540
TIS, Inc.	2,900	64,123
Toho Gas Co. Ltd.	15,900	399,081
Tohoku Electric Power Co., Inc.	136,700	999,087
Tokyo Electron Ltd.	5,200	877,157
Tokyo Gas Co. Ltd.	30,800	871,295
Tokyo Tatemono Co. Ltd.	57,500	886,714
Tokyu Fudosan Holdings Corp.	173,200	1,112,062
Tosoh Corp.	31,700	421,762
Toyo Suisan Kaisha Ltd.	17,700	1,143,705
Toyo Tire Corp.	11,900	195,605

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Toyota Boshoku Corp.	11,500	152,643
Trend Micro, Inc. *	7,000	414,682
Tsumura & Co.	16,100	474,014
UBE Corp.	31,900	469,161
United Urban Investment Corp., REIT	305	295,386
USS Co. Ltd.	69,100	619,571
Yamada Holdings Co. Ltd.	61,800	181,457
Yamaguchi Financial Group, Inc.	3,700	41,234
Yamaha Motor Co. Ltd.	91,000	761,271
Yamato Kogyo Co. Ltd.	3,400	168,252
Yamazaki Baking Co. Ltd.	11,000	197,796
Yokohama Rubber Co. Ltd. (The)	27,500	619,133
		83,641,149
Jordan — 0.4%
Hikma Pharmaceuticals plc	41,611	1,182,523
Luxembourg — 0.1%
RTL Group SA	8,279	252,990
Macau — 0.1%
MGM China Holdings Ltd.	191,600	269,885
Mexico — 0.1%
Fresnillo plc	34,786	297,746
Netherlands — 2.2%
ABN AMRO Bank NV, CVA (b)	40,216	674,547
ASML Holding NV	989	731,625
ASR Nederland NV	14,791	728,857
Havas NV *	109,960	173,276
Heineken Holding NV	10,123	610,365
Koninklijke Ahold Delhaize NV	36,235	1,284,081
Koninklijke KPN NV	302,634	1,095,088
NN Group NV	6,603	303,053
OCI NV	1,362	15,684
Wolters Kluwer NV	7,234	1,314,143
		6,930,719
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	44,502	941,535
Spark New Zealand Ltd.	118,420	194,407
		1,135,942
Norway — 1.2%
Aker BP ASA	4,524	94,427
DNB Bank ASA	14,506	308,117
Equinor ASA	30,554	735,856
Mowi ASA	26,675	535,682
Norsk Hydro ASA	86,971	512,951
Orkla ASA	72,720	675,281

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Salmar ASA (a)	3,079	163,081
Telenor ASA	68,718	840,253
		3,865,648
Poland — 0.0% ^
ORLEN SA	851	11,221
Portugal — 0.4%
Galp Energia SGPS SA	47,065	787,688
Jeronimo Martins SGPS SA	30,839	609,455
		1,397,143
Russia — 0.0%
Evraz plc ‡ *	393,430	—
Singapore — 2.9%
CapitaLand Ascendas, REIT	150,442	285,215
CapitaLand Integrated Commercial Trust, REIT	723,108	1,032,215
ComfortDelGro Corp. Ltd.	258,400	267,812
DBS Group Holdings Ltd.	21,000	687,370
Genting Singapore Ltd.	180,700	100,060
Jardine Cycle & Carriage Ltd.	12,800	262,061
Keppel Ltd.	134,000	665,671
Mapletree Pan Asia Commercial Trust, REIT	4,900	4,340
Oversea-Chinese Banking Corp. Ltd.	95,400	1,216,807
Sembcorp Industries Ltd.	203,500	832,412
Singapore Airlines Ltd.	208,700	973,564
Singapore Telecommunications Ltd.	550,800	1,345,805
STMicroelectronics NV	7,250	161,972
Suntec, REIT	677,100	591,270
Venture Corp. Ltd.	74,500	691,391
		9,117,965
South Africa — 0.4%
Anglo American plc	37,764	1,105,775
South Korea — 8.0%
CJ CheilJedang Corp.	2,146	355,769
CJ Corp.	3,997	260,866
CJ Logistics Corp.	1,659	90,742
DB Insurance Co. Ltd.	4,997	332,485
DL Holdings Co. Ltd. *	264	5,780
Doosan Bobcat, Inc.	10,015	329,008
GS Holdings Corp. *	7,573	199,796
GS Retail Co. Ltd. *	13,881	145,786
Hana Financial Group, Inc.	28,347	1,173,298
Hankook Tire & Technology Co. Ltd. *	19,914	558,709
Hanmi Pharm Co. Ltd.	1,246	208,144
Hanwha Aerospace Co. Ltd. *	5,654	1,549,119
Hanwha Vision Co. Ltd. *	2,199	48,332
HD Hyundai Co. Ltd.	7,683	437,038

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
HD Hyundai Electric Co. Ltd.	4,973	1,389,472
HD Hyundai Infracore Co. Ltd. *	52,339	263,357
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	8,254	1,308,279
Hyundai Mobis Co. Ltd.	3,616	652,528
Industrial Bank of Korea	72,410	771,374
KB Financial Group, Inc.	20,606	1,290,993
Kia Corp.	13,723	957,562
Korea Electric Power Corp. *	19,525	281,790
Korea Gas Corp. *	37,917	888,166
Korea Investment Holdings Co. Ltd. *	207	11,256
Korean Air Lines Co. Ltd. *	18,816	319,442
KT&G Corp.	14,952	1,133,863
LG Corp. *	13,708	702,728
LG H&H Co. Ltd. *	2,226	468,131
LG Innotek Co. Ltd. *	3,961	402,192
LG Uplus Corp.	74,064	510,346
NAVER Corp. *	824	122,024
NH Investment & Securities Co. Ltd.	21,029	208,034
NongShim Co. Ltd.	2,009	480,931
Orion Corp. *	12,175	846,010
Posco International Corp.	13,449	386,624
Samsung Electronics Co. Ltd.	20,464	730,846
Samsung Fire & Marine Insurance Co. Ltd.	1,274	332,510
Samsung SDS Co. Ltd.	2,591	214,224
Samsung Securities Co. Ltd.	11,755	366,669
SK Hynix, Inc.	8,006	1,077,845
SK, Inc.	1,732	175,327
S-Oil Corp.	9,424	394,227
Woori Financial Group, Inc.	110,051	1,210,794
Yuhan Corp. *	14,033	1,243,539
		24,835,955
Spain — 2.5%
Amadeus IT Group SA	14,259	1,043,439
Enagas SA	27,487	347,874
Endesa SA	49,031	1,085,464
Iberdrola SA *	1,564	22,102
Iberdrola SA	87,590	1,237,784
Industria de Diseno Textil SA	21,097	1,145,158
Merlin Properties Socimi SA, REIT	37,001	426,410
Naturgy Energy Group SA	39,469	969,581
Redeia Corp. SA	16,930	284,781
Repsol SA	42,360	492,303
Telefonica SA	205,965	839,163
		7,894,059
Sweden — 2.5%
Castellum AB *	29,542	320,407
Essity AB, Class B	32,961	834,763

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Fastighets AB Balder, Class B * (a)	18,160	129,221
Getinge AB, Class B	13,099	257,225
H & M Hennes & Mauritz AB, Class B (a)	24,182	322,172
Investor AB, Class B	15,007	427,343
Sagax AB, Class B	1,908	41,992
Securitas AB, Class B (a)	60,398	768,446
SKF AB, Class B (a)	30,894	623,990
SSAB AB, Class B	191,752	904,529
Tele2 AB, Class B	103,559	1,152,077
Telefonaktiebolaget LM Ericsson, Class B	65,103	490,218
Telia Co. AB	143,911	423,512
Trelleborg AB, Class B	25,063	943,678
		7,639,573
Switzerland — 1.5%
DSM-Firmenich AG	3,560	363,438
Logitech International SA (Registered)	13,702	1,356,378
PSP Swiss Property AG (Registered)	3,638	537,413
Sandoz Group AG	2,320	111,076
Sonova Holding AG (Registered)	1,347	469,946
Swiss Prime Site AG (Registered)	7,658	874,250
Swisscom AG (Registered)	1,733	975,227
		4,687,728
Thailand — 0.1%
Thai Beverage PCL	865,500	340,259
United Kingdom — 16.1%
3i Group plc	26,607	1,278,290
Admiral Group plc	18,465	616,925
Associated British Foods plc	42,672	1,001,280
AstraZeneca plc	7,576	1,063,486
Auto Trader Group plc (b)	81,516	793,954
Aviva plc	169,887	1,076,838
B&M European Value Retail SA	170,879	682,218
BAE Systems plc	75,530	1,141,729
Barclays plc	340,511	1,247,972
Barratt Redrow plc	82,810	463,878
Berkeley Group Holdings plc	6,648	318,073
British American Tobacco plc	33,723	1,337,993
British Land Co. plc (The), REIT	239,963	1,116,095
BT Group plc	550,967	965,655
Bunzl plc	24,479	1,041,991
Centrica plc	667,978	1,173,977
CK Hutchison Holdings Ltd.	22,256	112,074
ConvaTec Group plc (b)	312,599	953,097
Croda International plc	4,406	181,479
Hiscox Ltd.	12,549	170,065
Howden Joinery Group plc	14,762	149,207
HSBC Holdings plc	139,805	1,460,141

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
IMI plc	38,686	957,182
Imperial Brands plc	38,335	1,292,950
Informa plc	100,774	1,075,301
InterContinental Hotels Group plc	9,697	1,293,012
Intermediate Capital Group plc	20,983	611,417
International Consolidated Airlines Group SA	165,349	689,518
Intertek Group plc	12,372	780,285
J Sainsbury plc	275,107	864,043
Kingfisher plc	133,548	405,723
Land Securities Group plc, REIT	135,884	979,984
Legal & General Group plc	234,220	699,413
M&G plc	252,530	650,552
Marks & Spencer Group plc	211,658	876,816
National Grid plc	88,039	1,068,023
NatWest Group plc	239,125	1,274,933
Next plc	9,818	1,206,727
Pearson plc	72,556	1,203,761
Persimmon plc	18,605	290,525
RELX plc	21,492	1,067,217
Rightmove plc	130,130	1,070,833
Rolls-Royce Holdings plc *	170,464	1,271,006
Sage Group plc (The)	59,425	987,614
Smiths Group plc	53,950	1,374,118
SSE plc	49,540	998,010
Standard Chartered plc	101,215	1,361,293
Taylor Wimpey plc	533,446	790,033
Tesco plc	268,315	1,234,891
Unilever plc	20,349	1,165,531
UNITE Group plc (The), REIT	58,991	624,821
United Utilities Group plc	83,815	1,059,014
Vodafone Group plc	1,059,094	902,291
Weir Group plc (The)	5,447	162,488
Wise plc, Class A *	28,158	387,947
WPP plc	93,709	890,813
		49,914,502
United States — 4.4%
BP plc	136,784	707,624
CRH plc	12,379	1,224,810
CSL Ltd.	6,002	1,036,202
Experian plc	20,919	1,030,463
GSK plc	60,934	1,061,446
Haleon plc	252,177	1,175,451
Holcim AG	12,110	1,213,713
Novartis AG (Registered)	11,428	1,196,247
Roche Holding AG	3,088	970,781
Sanofi SA	4,917	534,389
Schneider Electric SE	2,836	719,280

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Shell plc	42,302	1,388,976
Sims Ltd.	31,365	254,706
Smurfit WestRock plc	10,317	546,882
Tenaris SA	31,858	602,091
		13,663,061
Total Common Stocks (Cost $300,345,018)		307,881,211
Short-Term Investments — 2.0%
Investment of Cash Collateral from Securities Loaned — 2.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d)(Cost $6,121,883)	6,121,883	6,121,883
Total Investments — 101.2% (Cost $306,466,901)		314,003,094
Liabilities in Excess of Other Assets — (1.2)%		(3,647,688)
NET ASSETS — 100.0%		310,355,406

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $5,753,110.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	5.9%
Pharmaceuticals	5.6
Oil, Gas & Consumable Fuels	5.4
Metals & Mining	4.9
Diversified Telecommunication Services	4.0
Electric Utilities	3.9
Food Products	3.4
Consumer Staples Distribution & Retail	3.1
Real Estate Management & Development	2.9
Chemicals	2.6
Insurance	2.5
Diversified REITs	2.2
Trading Companies & Distributors	2.2
Technology Hardware, Storage & Peripherals	2.1
Multi-Utilities	2.1
Gas Utilities	2.0
Beverages	1.9
Health Care Equipment & Supplies	1.9
Industrial Conglomerates	1.9
Wireless Telecommunication Services	1.7
Tobacco	1.5
Retail REITs	1.5
Machinery	1.5
Specialty Retail	1.5
Automobile Components	1.4
Personal Care Products	1.4
Professional Services	1.3
Aerospace & Defense	1.3
Semiconductors & Semiconductor Equipment	1.3
Media	1.2
Software	1.2
Broadline Retail	1.2
Hotels, Restaurants & Leisure	1.2
Interactive Media & Services	1.2
Construction Materials	1.1
Health Care Providers & Services	1.1
Capital Markets	1.1
Construction & Engineering	1.0
Others (each less than 1.0%)	12.9
Short-Term Investments	1.9

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	16	03/21/2025	USD	1,896,320	58,842

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$155,051	$35,073,370	$—	$35,228,421
Austria	—	1,289,994	—	1,289,994
Belgium	—	799,476	—	799,476
Brazil	181,859	—	—	181,859
Burkina Faso	—	553,570	—	553,570
Chile	—	1,100,552	—	1,100,552
China	—	3,272,029	—	3,272,029
Denmark	—	1,658,292	—	1,658,292
Finland	858,563	1,713,818	—	2,572,381
France	250,467	15,956,504	—	16,206,971
Germany	304,206	7,896,590	—	8,200,796
Hong Kong	869,623	8,635,516	—	9,505,139
Indonesia	—	179,385	—	179,385
Italy	—	8,948,503	—	8,948,503
Japan	1,146,509	82,494,640	—	83,641,149
Jordan	1,182,523	—	—	1,182,523
Luxembourg	—	252,990	—	252,990
Macau	—	269,885	—	269,885
Mexico	—	297,746	—	297,746
Netherlands	1,457,357	5,473,362	—	6,930,719
New Zealand	194,407	941,535	—	1,135,942
Norway	1,539,016	2,326,632	—	3,865,648
Poland	—	11,221	—	11,221
Portugal	609,455	787,688	—	1,397,143
Russia	—	—	—(a )	—(a )
Singapore	—	9,117,965	—	9,117,965
South Africa	—	1,105,775	—	1,105,775
South Korea	—	24,835,955	—	24,835,955
Spain	969,581	6,924,478	—	7,894,059
Sweden	1,575,589	6,063,984	—	7,639,573
Switzerland	—	4,687,728	—	4,687,728
Thailand	—	340,259	—	340,259
United Kingdom	170,065	49,744,437	—	49,914,502
United States	—	13,663,061	—	13,663,061
Total Common Stocks	11,464,271	296,416,940	— (a)	307,881,211
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	6,121,883	—	—	6,121,883
Total Investments in Securities	$17,586,154	$296,416,940	$— (a)	$314,003,094
Appreciation in Other Financial Instruments
Futures Contracts	$58,842	$—	$—	$58,842

(a)	Value is zero.

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	$476,589	$7,514,993	$7,991,619	$15	$22	$—	—	$4,694	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	3,907,539	12,103,533	9,889,189	—	—	6,121,883	6,121,883	51,622	—
Total	$4,384,128	$19,618,526	$17,880,808	$15	$22	$6,121,883		$56,316	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.